Cover	Jan. 11, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 11, 2023
Entity File Number	000-53855
Entity Registrant Name	PEAK PHARMACEUTICALS, INC.
Entity Central Index Key	0001452804
Entity Tax Identification Number	26-1973257
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	14201 N. Hayden Road
Entity Address, Address Line Two	Suite A-1
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85260
City Area Code	480
Local Phone Number	659-6404
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable